Income Taxes - Schedule of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (56,362)	$ (7,721)	¥ (22,853)	¥ (57,662)
Non-PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	(14,742)	(2,019)	(3,610)
PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (41,620)	$ (5,702)	¥ (19,243)